Finance Income	12 Months Ended
Feb. 28, 2025
Finance Income [Abstract]
FINANCE INCOME	21. FINANCE INCOME
	As of February 28/29
Figures in Rand thousands	2025	2024	2023

Interest income from bank balances	44,167	39,418	23,255